Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of commitments and contingencies [Line Items]
Cash collateral on securities lent	$ 2,731	$ 2,024
Personal, home equity, and credit card lines [member] | Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Contractual amount	$ 116,500	$ 111,700